Schedule of outsourced services (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Costs And Expenses
Meter reading and bill delivery	R$ 134	R$ 127	R$ 128
Communication	148	116	69
Maintenance and conservation of electrical facilities and equipment	485	443	404
Building conservation and cleaning	72	63	110
Security services	17	19	18
Audit and consultant	43	41	24
Information technology	93	80	63
Disconnection and reconnection	82	39	70
Legal services	32	21	28
Tree pruning	46	48	46
Cleaning of power line pathways	92	75	61
Copying and legal publications	18	17	21
Inspection of customer units	33	35	14
Other expenses	155	141	183
Outsourced services	R$ 1,450	R$ 1,265	R$ 1,239